Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Description of business (Details)	Feb. 24, 2018 facility store
Property, Plant and Equipment [Line Items]
Number of retail food and drug stores | store	2,318
Fuel centers
Property, Plant and Equipment [Line Items]
Number of facilities	397
Distribution centers
Property, Plant and Equipment [Line Items]
Number of facilities	23
Manufacturing facilities
Property, Plant and Equipment [Line Items]
Number of facilities	20